Loans and other financial assets at amortized cost - Details of other financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial assets [Line Items]
Other financial assets		₩ 8,847,497	₩ 9,219,223
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other financial assets		(139,180)	(66,781)
Cash Management Account asset (CMA asset) | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets		157,000	140,000
Receivables | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets		5,438,469	6,852,139
Accrued Income | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets		1,667,397	1,049,857
Telex and telephone subscription rights and refundable deposits | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets		801,536	870,707
Domestic exchange settlement debit | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets		577,919	82,555
Other assets | Gross carrying amount [member]
Disclosure of other financial assets [Line Items]
Other financial assets	[1]	₩ 344,356	₩ 290,746

[1]	The Group became aware of employee embezzlement incidents that occurred before the end of April 2022, and the Financial Supervisory Service conducted on-site inspections from April 28 to May 30, 2022. An accusation of embezzlement and provisional seizure of found property were made, and an investigation by an investigative agency is currently underway. Th e related amount included in other assets amounted to 63,354 million Won, which was treated as a loss in its entirety because its recoverability was uncertain.